OPERATING LEASE COMMITMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Future minimum annual lease payments:
Operating leases future minimum payments due - 2018	$ 8
Operating leases future minimum payments due - 2019	7
Operating leases future minimum payments due - 2020	5
Operating leases future minimum payments due - 2021	2
Operating leases future minimum payments due - 2022	1
Operating leases future minimum payments due - Thereafter	3
Operating Leases, Future Minimum Payments Due, Total	26
Rent expense	$ 43	$ 43	$ 45